Financial Instrument Risk Exposure and Risk Management	12 Months Ended
Dec. 31, 2025
Financial Instrument Risk Exposure and Risk Management [Abstract]
FINANCIAL INSTRUMENT RISK EXPOSURE AND RISK MANAGEMENT
20.	Financial instrument risk exposure and risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management process.

a)	Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s financial assets.

The Company is primarily exposed to credit risk on its cash and cash equivalents and other amounts receivable. Credit risk exposure is limited through maintaining its cash with high-credit quality financial institutions. The carrying value of these financial assets of $26,107 represents the maximum exposure to credit risk.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company ensures that there is sufficient capital in order to meet short term business requirements after taking into account the Company’s holdings of cash.

At December 31, 2025, the Company had contractual cash flow commitments as follows:

	< 1 Year	1-3 Years	4-5 Years	> 5 Years	Total
Accounts payable and accrued liabilities	$7,775	$–	$–	$–	$7,775
Lease liabilities	57	420	–	–	477
Other long-term liability	–	–	–	288	288
Exploration and evaluation assets	953	568	–	–	1,521
	$8,785	$988	$–	$288	$10,061

b)	Foreign currency risk

The Company is exposed to currency risk on transactions and balances in currencies other than the functional currency. At December 31, 2025, the Company had not entered into any contracts to manage foreign exchange risk.

The functional currency of the Company is the Canadian dollar, therefore, the Company is exposed to currency risk from the assets and liabilities denominated in the US dollar. As at December 31, 2025, cash of $19,257 (December 31, 2024 – $15,858), loans and borrowings of $nil (December 31, 2024 – $49,205), and accounts payable and accrued liabilities of $88 (December 31, 2024 - $421) are denominated in the US dollar. For the year ended December 31, 2025, if the US dollar to Canadian dollar currency exchange rate changes by 5% with all other variables held constant, the impact on the Company’s net loss would be a loss of $943 (December 31, 2024 – $1,774 gain).

The Company is also exposed to currency risk on financial assets and liabilities denominated in Peruvian soles, and Mexican pesos. However, the impact on such exposure is not currently material.